Summary of Significant Accounting Policies - Net Loss Per Share of Common Stock (Details) - USD ($)		2 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 19, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest income available in the Trust Account for tax obligations		$ 0	$ 6,719		$ 73,393	$ 78,823	$ 42,685	$ 52,676	$ 121,508	$ 194,901	$ 254,149
Maximum allowance for tax obligations			(6,719)			(78,823)		(52,676)	(121,508)
Working capital											800,000
Net loss		2,300	6,120,741	$ (5,685,300)	$ 2,416,660	2,618,735	$ 776,839	435,441	3,395,574	$ 5,812,234	8,339,904
Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest income available in the Trust Account for tax obligations											254,000
Maximum allowance for tax obligations											211,000
Working capital											43,000
Income attributable to Class A common stock			0			0		0	0
Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss		$ 2,300									8,300,000
Income attributable to Class A common stock											0
Net loss after distributed earnings			$ 6,120,741			$ 2,618,735		$ 435,441	$ 3,395,574		$ 8,300,000
Number of shares subject to forfeiture (in shares)	750,000	750,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive											9,483,334